Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Based Payments [Abstract]
Summary of Activities in RSUs and Other Contingently Issuable Shares Outstanding and Related Information
Activity in the Group’s RSUs and other contingently issuable shares outstanding and related information is as follows:

	RSUs		Other
	Number of RSUs	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value
		US$		US$
Outstanding at January 1, 2023	3,135,407	142.23	71,717	152.50
Granted	1,379,324	121.77	—	—
Forfeited	(657,607)	134.72	—	—
Released	(1,302,199)	143.68	(34,819)	148.96
Outstanding at December 31, 2023	2,554,925	132.39	36,898	155.83
Granted	732,639	273.40	—	—
Forfeited	(135,153)	153.67	—	—
Released	(1,132,039)	156.28	(14,596)	154.15
Outstanding at December 31, 2024	2,020,372	168.81	22,302	156.93
Granted	468,617	607.07	—	—
Forfeited	(168,862)	213.20	—	—
Released	(1,002,865)	183.76	(14,596)	154.15
Outstanding at December 31, 2025	1,317,262	307.65	7,706	162.21

Summary of Activity in Stock Options Outstanding and Related Information
Activity in the Group’s stock options outstanding and related information is as follows:

	Options
	Number of options	Weighted average exercise price
		US$
Outstanding at January 1, 2023	16,004,890	164.56
Granted	2,140,650	129.05
Forfeited	(1,647,782)	158.21
Exercised	(3,057,801)	128.91
Expired	(1,010,712)	190.86
Outstanding at December 31, 2023	12,429,245	165.93
Granted	663,407	284.32
Forfeited	(264,246)	155.41
Exercised	(5,933,613)	169.47
Expired	(204,366)	310.28
Outstanding at December 31, 2024	6,690,427	170.49
Granted	354,557	649.98
Forfeited	(194,558)	185.70
Exercised	(2,179,704)	187.56
Expired	(5,641)	167.29
Outstanding at December 31, 2025	4,665,081	198.32
Exercisable at December 31, 2023	5,793,791	184.98
Exercisable at December 31, 2024	2,520,115	189.66
Exercisable at December 31, 2025	2,708,669	170.61

Summary of Stock Options Outstanding
The stock options outstanding at December 31, 2025, 2024, and 2023 are comprised of the following:

			2025		2024		2023
Range of exercise prices (US$)			Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
25.01	to	45.00	—	0.0	—	0.0	752	0.1
45.01	to	90.00	516,365	1.8	723,791	2.8	1,101,330	3.7
90.01	to	135.00	1,422,094	1.8	1,997,219	2.8	3,362,206	3.3
135.01	to	180.00	1,349,550	1.4	2,100,527	2.4	4,639,068	2.7
180.01	to	498.98	1,018,644	2.0	1,856,703	2.5	3,325,889	2.1
498.99	to	715.44	306,557	4.3	12,187	4.8	—	0.0
715.45	to	1,084.00	51,871	4.3	—	0.0	—	0.0
			4,665,081	1.9	6,690,427	2.6	12,429,245	2.8

Summary of Black-Scholes Option-Pricing Models
The following table lists the inputs to the Black-Scholes option-pricing models used for stock options for the years ended December 31, 2025, 2024, and 2023:

	2025	2024	2023
Expected volatility (%)	39.9 – 54.0	49.9 – 57.6	51.5 – 61.2
Risk-free interest rate (%)	3.5 – 4.4	3.5 – 4.9	3.5 – 4.9
Expected life of stock options (years)	2.6 – 4.8	2.6 – 4.8	2.6 – 4.8
Weighted-average share price (US$)	607.82	275.89	128.33

Summary of Impact of Changes on Stock Options Expense for Options Granted	The following table shows the impact of these changes on stock option expense for the options granted in 2025:

2025
(in € millions)
Actual stock option expense	28
Stock option expense increase/(decrease) under the following assumption changes
Volatility decreased by 10%	(5)
Volatility increase by 10%	5
Expected life decrease by 1 year	(5)
Expected life increase by 1 year	4

Summary of Expense Recognized in Consolidated Statement of Operations for Employee Share Based Payments
The expense recognized in the consolidated statement of operations for share-based compensation is as follows:

	2025	2024	2023
	(in € millions)
Cost of revenue	5	5	5
Research and development	138	152	194
Sales and marketing	62	61	66
General and administrative	42	49	56
Total	247	267	321